Accounts Payable and Accrued Expenses (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Accounts Payable and Accrued Expenses [Abstract]
Accounts payable and accrued expenses	$ 284,388	$ 153,719